Business Combinations and Acquisitions of Non-Controlling Interests - Finalization of the Purchase Price Allocation of DTS (Details) - DTS € in Millions	Apr. 30, 2015 EUR (€)
Disclosure of detailed information about business combination [line items]
Percent of share capital acquired	56.00%
Consideration transferred	€ 725